Schedule of Investments
June 30, 2020 (unaudited)
The Adirondack Small Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 98.11%

Accident & Health Insurance - 4.14%
CNO Financial Group, Inc.	173,251	2,697,518

Business Services - 2.21%
Conduent, Inc. (2)	603,928	1,443,388

Cogeneration Services & Small Power Producters - 3.25%
Covanta Holding Corp.	221,121	2,120,550

Computer Communications Equipment - 1.53%
A10 Networks, Inc. (2)	146,171	995,425

Construction Special Trade Contractors - 1.51%
Matrix Service Co. (2)	101,197	983,635

Crude Petroleum & Natural Gas - 0.98%
Cabot Oil & Gas Corp. Class-A	36,100	620,198
Tetra Technologies, Inc. (2)	34,000	18,173

		638,371

Deep Sea Foreign Transportation of Freight - 4.71%
Ardmore Shipping Corp. (Bermuda) (2)	384,963	1,670,740
Seacor Holdings, Inc. (2)	49,416	1,399,461

		3,070,201

Electric Lighting & Wiring Equipment - 6.72%
Allete, Inc. (2)	33,104	1,807,809
LSI Industries, Inc.	397,516	2,571,929

		4,379,738

Electrical Industrial Apparatus - 1.84%
Graftech International, Ltd. (2)	150,567	1,201,525

Engines & Turgines - 1.62%
TPI Composites, Inc. (2)	45,293	1,058,497

Finance Services - 1.74%
Mr. Cooper Group, Inc. (2)	91,100	1,133,284

Fire, Marine & Casualty Insurance - 2.53%
Third Point Reinsurance, Ltd. (Bermuda) (2)	219,619	1,649,339

Glass Containers - 0.72%
O-I Glass, Inc. (2)	52,000	466,960

Heavy Construction Other Than Building Construction-Contractors - 1.31%
Williams Industrial Services Group, Inc. (2)	652,042	854,175

Household Audio & Video Equipment - 1.61%
Knowles Corp. (2)	68,709	1,048,499

Industrial & Commercial Fans & Blowers & Air Purifying - 0.48%
CECO Environmental Corp. (2)	47,499	313,018

Investment Advice - 1.25%
Lazard, Ltd. Class-A (Bermuda)	28,538	817,043

Laboratory Analytical Instruments - 0.91%
Harvard Bioscience, Inc. (2)	190,494	590,531

Life Insurance - 4.92%
Genworth Financial, Inc. Class-A (2)	489,386	1,130,482
National Western Life Group, Inc. Class-A (2)	10,219	2,076,399

		3,206,881

Meat Packing Plants - 3.36%
Seaboard Corp.	748	2,194,497

Ordnance & Accessories (No Vehicles/Guided Missiles) - 3.26%
Vista Outdoor, Inc. (2)	146,976	2,123,803

Plastics Products - 0.72%
Myers Industries, Inc.	32,358	470,809

Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 2.00%
Hexcel Corp. (2)	28,900	1,306,858

Printed Cricuit Boards - 6.48%
Celestica, Inc. (Canada) (2)	405,183	2,767,400
Sanmina Corp. (2)	58,154	1,456,176

		4,223,576

Real Estate Investment Trusts - 2.46%
Brixmor Property Group, Inc.	68,400	876,888
Colony Credit Real Estate, Inc.	103,918	729,504

		1,606,392

Retail-Grocery Stores - 0.23%
Ingles Markets, Inc. (2)	3,500	150,745

Retail-Miscellaneous Shopping Goods Stores - 4.98%
Office Depot, Inc. (2)	1,380,700	3,244,645

Semiconductors & Related Devices - 2.24%
Emcore Corp. (2)	129,641	412,258
Photronics, Inc. (2)	94,175	1,048,168

		1,460,426

Services-Business Services - 2.36%
Limelight Networks, Inc. (2)	209,375	1,541,000

Services-Computer Integrated Systems Design - 5.92%
Allscripts Healthcare Solutions, Inc. (2)	238,900	1,617,353
Unisys Corp. (2)	205,727	2,244,482

		3,861,835

Services-Engineering Services - 1.16%
Hill International, Inc. (2)	498,526	757,760

Special Industry Machinery - 0.86%
Manitex International, Inc. (2)	112,921	561,217

Surety Insurance - 2.45%
MGIC Investment Corp.	115,333	944,577
Old Republic International Corp.	40,000	652,400

		1,596,977

Surgical & Medical Instruments & Apparatus - 0.97%
Accuray, Inc. (2)	310,862	631,050

Telephone & Telegraph Apparatus - 6.91%
ADTRAN, Inc.	256,804	2,806,868
Infinera Corp. (2)	286,773	1,697,696

		4,504,564

Telephone Communications (No Radio Telephone) - 3.15%
Vonage Holdings Corp. (2)	204,341	2,055,671

Television Broadcasting Stations - 1.95%
Gray Television, Inc. (2)	91,236	1,272,742

Title Insurance - 2.69%
Stewart Information Services Corp.	53,867	1,751,216

Total Common Stock	(Cost $ 71,101,042)	63,984,361

Preferred Stock - 1.46%

Household Furniture - 0.28%
Compass Diversified Holdings, 7.250% Series A Preferred 07/30/2022 (2)	8,400	180,684

Life Insurance - 1.46%
Phoenix Companies, Inc. 7.450% 01/15/2032	52,929	770,117

Total Preferred Stock	(Cost $ 1,150,185)	950,801

Money Market Registered Investment Companies - 0.51%

Federated Treasury Obligation Fund - Instructional Shares 0.10% (3)	335,600	335,600

Total Money Market Registered Investment Companies	(Cost $ 335,600)	335,600

Total Investments - 100.08%	(Cost $ 72,586,828)	65,270,762

Liabilities in Excessof Other Assets - -0.08%		(53,426)

Total Net Assets - 100.00%		65,217,336

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$64,500,645	$-
Level 2 - Other Significant Observable Inputs	770,117	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$65,270,762	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the money market rate shown represents the yield at June 30, 2020.